TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER RECEIVABLES:
TRADE AND OTHER RECEIVABLES

5.   TRADE AND OTHER RECEIVABLES

As at December 31,	2024 $	2023 $
Trade receivables from doré and concentrate sales	26,702	19,970
Advances and other receivables	4,332	5,189
Value added tax receivables	68,950	44,370
Trade and other receivables	99,984	69,529

The Company’s trade receivables from concentrate and doré sales are expected to be collected in accordance with the terms of the existing concentrate and doré sales contracts with its customers. No amounts were past due as at December 31, 2024 and 2023.

As at December 31, 2024, current VAT receivables include $20.4 million (December 31, 2023 - $7.5 million) for Argentina, $4.3 million (December 31, 2023 - $7.4 million) for Mexico, $22.2 million (December 31, 2023 - $5.1 million) for Côte d’Ivoire, and $20.6 million (December 31, 2023 - $22.7 million) for Burkina Faso. An additional $28.4 million (December 31, 2023 - $13.2 million) of VAT receivable is classified as non-current (refer to Note 9).

VAT receivables from the fiscal authorities in Burkina Faso are not in dispute and are deemed to be fully recoverable. The most recent refund was received in August 2024. The Company is following the relevant process in Burkina Faso to recoup the VAT receivables and continues to engage with authorities to accelerate the repayment of the outstanding balance.

During the year ended December 31, 2024, the Company did not sell any VAT receivables (December 31, 2023 - $10.4 million at a factor rate of 5% to a commercial bank in Burkina Faso).

The Company has an investment strategy, which includes utilizing certain foreign exchange measures implemented by the Argentine Government, to address its local currency requirements in Argentina. As a result of this strategy, for the year ended December 31, 2024, the Company recorded investment gains of $9.7 million (December 31, 2023 - $12.4 million) from trades in Argentine peso denominated cross-border securities.